Impairments - Reconciliations (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 SEK (kr) item	Dec. 31, 2020 SEK (kr)
Changes in loss allowance
Number of scenarios prepared for each PD curve | item	3
Minimum
Changes in loss allowance
Weight of base scenario	73.00%
Weight of downturn scenario	5.00%
Weight of upturn scenario	5.00%
Maximum
Changes in loss allowance
Weight of base scenario	80.00%
Weight of downturn scenario	19.00%
Weight of upturn scenario	19.00%
Gross carrying amount
Changes in loss allowance
Loans and off balance at beginning of period	kr 294,423	kr 277,061
Increase due to origination and acquisition	87,470	156,675
Transfer to stage 1	(62)	(189)
Transfer to stage 2	(453)	(1,128)
Transfer to stage 3	(108)	(8)
Decrease due to derecognition	(83,741)	(137,988)
Loans and off balance at end of period	297,529	294,423
Gross carrying amount | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	226,456	214,115
Increase due to origination and acquisition	79,856	129,830
Transfer to stage 1	1,240	683
Transfer to stage 2	(4,676)	(8,391)
Transfer to stage 3	(105)
Decrease due to derecognition	(74,282)	(109,781)
Loans and off balance at end of period	228,489	226,456
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	66,485	61,619
Increase due to origination and acquisition	7,380	26,030
Transfer to stage 1	(1,302)	(872)
Transfer to stage 2	4,223	7,422
Transfer to stage 3	(948)	(42)
Decrease due to derecognition	(9,187)	(27,672)
Loans and off balance at end of period	66,651	66,485
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	1,482	1,327
Increase due to origination and acquisition	234	815
Transfer to stage 2		(159)
Transfer to stage 3	945	34
Decrease due to derecognition	(272)	(535)
Loans and off balance at end of period	2,389	1,482
Accumulated impairment
Changes in loss allowance
Loans and off balance at beginning of period	(249)	(128)
Increase due to origination and acquisition	(65)	(84)
Net remeasurement of loss allowance	21	(69)
Transfer to stage 1	0
Transfer to stage 2	(4)	0
Transfer to stage 3	(19)	(9)
Decrease due to derecognition	110	8
Decrease in allowance account due to write-offs	49	20
Exchange-rate differences	(7)	13
Loans and off balance at end of period	(164)	(249)
Accumulated impairment | 12-month expected credit losses
Changes in loss allowance
Loans and off balance at beginning of period	(147)	(54)
Increase due to origination and acquisition	(40)	(84)
Net remeasurement of loss allowance	51	(23)
Transfer to stage 1	0	0
Transfer to stage 2	2	1
Transfer to stage 3	0
Decrease due to derecognition	47	8
Exchange-rate differences	(1)	5
Loans and off balance at end of period	(88)	(147)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(56)	(10)
Increase due to origination and acquisition	0	0
Net remeasurement of loss allowance	13	(48)
Transfer to stage 1	0	0
Transfer to stage 2	(6)	(1)
Transfer to stage 3	2	1
Decrease due to derecognition	20	0
Exchange-rate differences	(1)	2
Loans and off balance at end of period	(28)	(56)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Changes in loss allowance
Loans and off balance at beginning of period	(46)	(64)
Increase due to origination and acquisition	(25)
Net remeasurement of loss allowance	(43)	2
Transfer to stage 2		0
Transfer to stage 3	(21)	(10)
Decrease due to derecognition	43	0
Decrease in allowance account due to write-offs	49	20
Exchange-rate differences	(5)	6
Loans and off balance at end of period	kr (48)	kr (46)